TRADE ACCOUNTS RECEIVABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 39,447	¥ 56,223
Less: Impairment loss for bad and doubtful debts	(3,860)	(1,848)
Trade accounts receivable, net	35,587	54,375
Sinopec Group Company and fellow subsidiaries
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	12,120	6,062
Associates and joint ventures
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	4,791	6,426
Third parties
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 22,536	¥ 43,735